SEGMENTED INFORMATION (Details - FFO reconciliation) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 2,982	$ 2,625	$ 2,452
Other income	50	47	64
Direct operating costs	(1,036)	(978)	(1,038)
Share of Adjusted EBITDA from equity accounted investments	130	29	9
Adjusted EBITDA	0	0
Management service costs	(80)	(82)	(62)
Interest expense borrowings	(705)	(632)	(606)
Current income taxes	30	39	44
Distributions to preferred limited partners equity	(38)	(28)
Distributions attributable to preferred equity	(26)	(26)
Share of interest and cash taxes from equity accounted investments	(97)	(22)
Share of Funds From Operations attributable to non-controlling interests	(571)	(341)
Funds From Operations	0	0
Depreciation	(819)	(782)	(781)
Foreign exchange and unrealized financial instruments (loss) gain	34	46	(4)
Deferred income tax (recovery) expense	89	(49)	97
Other	(82)	(15)	(46)
Share of earnings from equity accounted investments	(62)	(27)	(9)
Net income	274	288	65
Net Income Loss Attributable To Unit Holders	42	(56)
Net income attributable to participating non-controlling interests	297	53	65
Brazil
Disclosure of operating segments [line items]
Revenues	429	366	269
Colombia
Disclosure of operating segments [line items]
Revenues	896	797	819
Asia
Disclosure of operating segments [line items]
Revenues	177	0	0
Europe
Disclosure of operating segments [line items]
Revenues	126	111	136
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	1,930	1,679	1,481
Other income	46	40	47
Direct operating costs	(653)	(577)	(586)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	1,323	1,142	942
Management service costs	(80)	(82)	(62)
Interest expense borrowings	(486)	(407)	(402)
Current income taxes	(17)	(18)	(19)
Distributions to preferred limited partners equity	(38)	(28)	(15)
Distributions attributable to preferred equity	(26)	(26)	(25)
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	676	581	419
Depreciation	(630)	(539)	(540)
Foreign exchange and unrealized financial instruments (loss) gain	(2)	(47)	4
Deferred income tax (recovery) expense	85	(25)	78
Other	(87)	(26)	(26)
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	42	(56)	(65)
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues	893	945	819
Other income	12	1	24
Direct operating costs	(286)	(281)	(295)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	619	665	548
Management service costs	0	0	0
Interest expense borrowings	(172)	(180)	(177)
Current income taxes	(4)	1	(4)
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	443	486	367
Depreciation	(231)	(220)	(244)
Foreign exchange and unrealized financial instruments (loss) gain	(1)	(12)	1
Deferred income tax (recovery) expense	(1)	(67)	31
Other	(21)	(17)	(27)
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	189	170	128
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues	244	243	187
Other income	5	12	13
Direct operating costs	(76)	(77)	(70)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	173	178	130
Management service costs	0	0	0
Interest expense borrowings	(22)	(18)	(24)
Current income taxes	(9)	(12)	(9)
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	142	148	97
Depreciation	(136)	(142)	(125)
Foreign exchange and unrealized financial instruments (loss) gain	(1)	(3)	0
Deferred income tax (recovery) expense	1	2	7
Other	(3)	(8)	(5)
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	3	(3)	(26)
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues	216	191	192
Other income	4	2	3
Direct operating costs	(94)	(94)	(107)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	126	99	88
Management service costs	0	0	0
Interest expense borrowings	(38)	(42)	(36)
Current income taxes	(2)	(5)	(6)
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	86	52	46
Depreciation	(18)	(26)	(31)
Foreign exchange and unrealized financial instruments (loss) gain	7	(3)	1
Deferred income tax (recovery) expense	18	(10)	6
Other	(6)	6	3
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	87	19	25
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	219	161	151
Other income	2	0	0
Direct operating costs	(64)	(42)	(36)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	157	119	115
Management service costs	0	0	0
Interest expense borrowings	(63)	(45)	(41)
Current income taxes	(1)	0	0
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	93	74	74
Depreciation	(122)	(90)	(80)
Foreign exchange and unrealized financial instruments (loss) gain	2	1	0
Deferred income tax (recovery) expense	20	28	49
Other	(11)	(4)	4
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	(18)	9	47
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	42	26	56
Other income	0	0	0
Direct operating costs	(9)	(4)	(24)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	33	22	32
Management service costs	0	0	0
Interest expense borrowings	(9)	(6)	(14)
Current income taxes	0	0	0
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	24	16	18
Depreciation	(13)	(7)	(38)
Foreign exchange and unrealized financial instruments (loss) gain	(10)	0	0
Deferred income tax (recovery) expense	0	0	6
Other	0	2	6
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	1	11	(8)
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues	12
Other income	0
Direct operating costs	(4)
Share of Adjusted EBITDA from equity accounted investments	0
Adjusted EBITDA	8
Management service costs	0
Interest expense borrowings	(4)
Current income taxes	1
Distributions to preferred limited partners equity	0
Distributions attributable to preferred equity	0
Share of interest and cash taxes from equity accounted investments	0
Share of Funds From Operations attributable to non-controlling interests	0
Funds From Operations	5
Depreciation	(2)
Foreign exchange and unrealized financial instruments (loss) gain	3
Deferred income tax (recovery) expense	0
Other	(2)
Share of earnings from equity accounted investments	0
Net income	0
Net Income Loss Attributable To Unit Holders	4
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	73	46	17
Other income	11	0	0
Direct operating costs	(27)	(20)	(4)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	57	26	13
Management service costs	0	0	0
Interest expense borrowings	(17)	(10)	(7)
Current income taxes	(2)	(1)	0
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	38	15	6
Depreciation	(43)	(25)	(4)
Foreign exchange and unrealized financial instruments (loss) gain	9	(14)	0
Deferred income tax (recovery) expense	2	5	0
Other	(1)	4	(1)
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	5	(15)	1
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues	146
Other income	5
Direct operating costs	(34)
Share of Adjusted EBITDA from equity accounted investments	0
Adjusted EBITDA	117
Management service costs	0
Interest expense borrowings	(45)
Current income taxes	0
Distributions to preferred limited partners equity	0
Distributions attributable to preferred equity	0
Share of interest and cash taxes from equity accounted investments	0
Share of Funds From Operations attributable to non-controlling interests	0
Funds From Operations	72
Depreciation	(40)
Foreign exchange and unrealized financial instruments (loss) gain	(9)
Deferred income tax (recovery) expense	21
Other	(11)
Share of earnings from equity accounted investments	0
Net income	0
Net Income Loss Attributable To Unit Holders	33
Attributable to Unitholders | Storage and Other
Disclosure of operating segments [line items]
Revenues	85	59	58
Other income	0	6	(1)
Direct operating costs	(36)	(32)	(26)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	49	33	31
Management service costs	0	0	0
Interest expense borrowings	(17)	(14)	(12)
Current income taxes	0	0	0
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	32	19	19
Depreciation	(23)	(25)	(18)
Foreign exchange and unrealized financial instruments (loss) gain	(2)	0	2
Deferred income tax (recovery) expense	0	0	0
Other	(9)	0	(2)
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	(2)	(6)	1
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	1
Other income	7	19	8
Direct operating costs	(23)	(25)	(24)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	(16)	(6)	(15)
Management service costs	(80)	(82)	(62)
Interest expense borrowings	(99)	(89)	(91)
Current income taxes	0	0	0
Distributions to preferred limited partners equity	(38)	(28)	(15)
Distributions attributable to preferred equity	(26)	(26)	(25)
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	(259)	(231)	(208)
Depreciation	(2)	0	0
Foreign exchange and unrealized financial instruments (loss) gain	0	(15)	0
Deferred income tax (recovery) expense	24	16	(21)
Other	(23)	(6)	(4)
Share of earnings from equity accounted investments	0	0	0
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	(260)	(236)	(233)
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(286)	(74)	(37)
Other income	(7)	(11)	0
Direct operating costs	86	28	16
Share of Adjusted EBITDA from equity accounted investments	207	57	21
Adjusted EBITDA	0	0	0
Management service costs	0	0	0
Interest expense borrowings	82	21	12
Current income taxes	3	1	0
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	(85)	(22)	(12)
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	0	0	0
Depreciation	96	22	11
Foreign exchange and unrealized financial instruments (loss) gain	(3)	2	0
Deferred income tax (recovery) expense	(50)	(3)	0
Other	19	12	(2)
Share of earnings from equity accounted investments	(62)	(33)	(9)
Net income	0	0	0
Net Income Loss Attributable To Unit Holders	0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues	1,338	1,020	1,008
Other income	11	18	17
Direct operating costs	(469)	(429)	(468)
Share of Adjusted EBITDA from equity accounted investments	20	0	0
Adjusted EBITDA	900	609	557
Management service costs	0	0	0
Interest expense borrowings	(301)	(246)	(216)
Current income taxes	(16)	(22)	(25)
Distributions to preferred limited partners equity	0	0	0
Distributions attributable to preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	(12)	0	0
Share of Funds From Operations attributable to non-controlling interests	(571)	(341)	(316)
Funds From Operations	0	0	0
Depreciation	(285)	(265)	(252)
Foreign exchange and unrealized financial instruments (loss) gain	(29)	(1)	0
Deferred income tax (recovery) expense	54	(21)	19
Other	(14)	(1)	(18)
Share of earnings from equity accounted investments	0	0	0
Net income	274	288	251
Net Income Loss Attributable To Unit Holders	0	0	0
As per IFRS Financials
Disclosure of operating segments [line items]
Revenues	2,982	2,625	2,452
Other income	50	47	64
Direct operating costs	(1,036)	(978)	(1,038)
Share of Adjusted EBITDA from equity accounted investments	227	57	21
Adjusted EBITDA	0	0	0
Management service costs	(80)	(82)	(62)
Interest expense borrowings	(705)	(632)	(606)
Current income taxes	(30)	(39)	(44)
Distributions to preferred limited partners equity	(38)	(28)	(15)
Distributions attributable to preferred equity	(26)	(26)	(25)
Share of interest and cash taxes from equity accounted investments	(97)	(22)	(12)
Share of Funds From Operations attributable to non-controlling interests	(571)	(341)	(316)
Funds From Operations	0	0	0
Depreciation	(819)	(782)	(781)
Foreign exchange and unrealized financial instruments (loss) gain	(34)	(46)	4
Deferred income tax (recovery) expense	89	(49)	97
Other	(82)	(15)	(46)
Share of earnings from equity accounted investments	(62)	(33)	(9)
Net income	274	288	251
Net Income Loss Attributable To Unit Holders	$ 42	$ (56)	$ (65)